                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 792-2555

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

                                 CHESTNUT STREET
                                  EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2004

                                   (UNAUDITED)

SHARES                                                                                         VALUE
------                                                                                         ------
               COMMON STOCKS                                                         98.2%

                                                  BASICS                              3.9%
                              ----------------------------------------------
        106,123                Air Products & Chemicals, Inc.                                 $ 5,770,969
         90,747                Cabot Corporation                                                3,500,112
         47,691              * Cabot Microelectronics Corp.                                     1,728,799
                                                                                              -----------
                                                                                               10,999,880
                                                                                              -----------

                                            CAPITAL EQUIPMENT                         7.4%
                              ----------------------------------------------
         95,519                Emerson Electric Company                                         5,911,671
        384,000                General Electric Co.                                            12,894,720

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
         41,300                Pitney Bowes, Inc.                                              1,821,330
                                                                                           -------------
                                                                                              20,627,721
                                                                                           -------------

                                            CONSUMER CYCLICALS                        6.5%
                              ----------------------------------------------
        105,300              * Comcast Corp. Class A                                           2,973,672
        136,206                Disney (Walt) Company                                           3,071,445
        152,000                3M Co.                                                         12,155,440
                                                                                           -------------
                                                                                              18,200,557
                                                                                           -------------

                                                  ENERGY                              5.1%
                              ----------------------------------------------
         44,280                BP plc ADR                                                      2,547,428
        155,296                Exxon Mobil Corp.                                               7,505,456
         60,432                Schlumberger, Ltd.                                              4,067,678
                                                                                           -------------
                                                                                              14,120,562

                                                                                           -------------

                                                FINANCIAL                            24.7%
                              ----------------------------------------------
        117,433                American Express Co.                                            6,043,102
         30,000                American International Group, Inc.                              2,039,700
        416,572                Bank of America Corp.                                          18,050,065
         70,000                Fannie Mae                                                      4,438,000
        116,352                Marsh & McLennan Companies, Inc.                                5,324,267
         50,647                Moody's Corporation                                             3,709,893
        148,000                J.P. Morgan Chase & Co.                                         5,880,040

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
         97,200                Wachovia Corporation                                             4,563,540
        314,532                Wells Fargo & Co.                                               18,755,543
                                                                                           --------------
                                                                                               68,804,150
                                                                                           --------------

                                                HEALTHCARE                           25.5%
                              ----------------------------------------------
        243,928                Abbott Laboratories, Inc.                                       10,332,790
         68,547                Baxter International, Inc.                                       2,204,471
         24,392                Hospira, Inc.                                                      746,395
         79,516                IMS Health, Inc.                                                 1,902,023
        747,935                Johnson & Johnson, Inc.                                         42,131,179
         48,448              * Medco Health Solutions, Inc.                                     1,497,043
        368,553                Merck & Company, Inc.                                           12,162,249
                                                                                           --------------
                                                                                               70,976,150
                                                                                           --------------

                                                  RETAIL                              0.8%
                              ----------------------------------------------
         57,133                Albertson's, Inc.                                                1,367,193
         47,000              * Safeway, Inc.                                                      907,570
                                                                                           --------------
                                                                                                2,274,763
                                                                                           --------------

                                                 STAPLES                              3.8%
                              ----------------------------------------------
        234,213                Coca Cola (The) Company                                          9,380,230
         48,000                Sara Lee Corp.                                                   1,097,280
                                                                                           --------------
                                                                                               10,477,510
                                                                                           --------------


                                                TECHNOLOGY                           15.9%
                              ----------------------------------------------
         61,097                Hewlett-Packard Company                                      $   1,145,569
         41,884                International Business Machines Corporation                      3,591,134
      1,520,096                Intel Corp.                                                     30,493,126
        110,800                Microsoft Corp.                                                  3,063,620
        288,439                Motorola, Incorporated                                           5,203,439
         78,000              * Oracle Corp.                                                       879,840
                                                                                            -------------
                                                                                               44,376,728
                                                                                            -------------

                                              TRANSPORTATION                          2.5%
                              ----------------------------------------------

        119,796                Burlington Northern Santa Fe Corp.                               4,589,385
         40,000                Union Pacific Corp.                                              2,344,000
                                                                                            -------------
                                                                                                6,933,385
                                                                                            -------------

                                                UTILITIES                             2.1%
                              ----------------------------------------------
        151,713                Verizon Communications, Inc.                                     5,974,458
                                                                                            -------------

TOTAL COMMON STOCKS

                               (Cost: $37,700,339)                                            273,765,864
                                                                                            -------------

            PAR
-----------------------------
SHORT-TERM OBLIGATIONS                                                                2.1%

    $ 5,800,000                             Federal Home Loan Mortgage Corp.

                                            10/01/04, 1.65%                                     5,800,000
                                                                                           --------------
                                            (Cost: $5,800,000)

TOTAL INVESTMENT IN SECURITIES
            (Cost: $43,500,339)                                                     100.3%    279,565,864

* Non-Income Producing

ADR-American Depositary Receipt

The following amounts based on cost for federal income tax purposes.

      (a) Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost.

            $241,639,996

      (b) Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

            (-$451,242)

      (c)   Net unrealized appreciation.

            $241,188,754

      (d)   Aggregate cost of securities for federal income tax purposes

            $38,377,110

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund

By:          /s/ Edward J. Roach
             -----------------------------------------------------
             Edward J. Roach, President & Treasurer
             (Principal Executive and Principal Financial Officer)

Date:        November 22, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Chestnut Street Exchange Fund

By:          /s/ Edward J. Roach
             -----------------------------------------------------
             Edward J. Roach, President & Treasurer
             (Principal Executive and Principal Financial Officer)

Date:        November 22, 2004